GOODWILL	12 Months Ended
Feb. 28, 2022
GOODWILL
GOODWILL

9.           GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2021 and 2022 consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Beginning balance	$409,435	$592,334
Addition (Note 3)	169,893	—
Accumulated impairment loss	(137,921)	(591,349)
Disposal and write-off	(2,652)	—
Exchange difference	15,658	(985)

Goodwill, net	$454,413	—

In the annual goodwill impairment assessment, the Group concluded that the carrying amounts of certain reporting units exceeded their respective fair values and recorded impairment losses of $28,998 and $107,399 for the years ended February 29, 2020 and February 28, 2021, respectively. Due to regulatory developments over the after-school tutoring services, the Group noted impairment indicators during the year ended February 28, 2022. As a result, impairment loss totaled at $453,598 was recorded for the year. Goodwill of all reporting units of the Group was fully impaired, as of February 28, 2022, as a result of changes in the regulatory and the operating environment which led to the changes of its business plans. The fair value of the reporting units was determined by the Group with the assistance of independent valuation appraisers using the income-based valuation methodology.